Prospectus Supplement

September 1, 2022

Morgan Stanley Institutional Fund, Inc.

Supplement dated September 1, 2022 to the Morgan Stanley Institutional Fund, Inc. Prospectus dated April 29, 2022

Global Opportunity Portfolio (the "Fund")

Effective January 2, 2023, the Fund will recommence offering Class I, Class A, Class C and Class R6 shares. Accordingly, effective January 2, 2023, the Fund's Prospectus is revised as follows:

The second paragraph of the section of the Prospectus entitled "Fund Summary—Global Opportunity Portfolio—Purchase and Sale of Fund Shares" is hereby deleted.

The second paragraph of the section of the Prospectus entitled "Shareholder Information—Share Class Arrangements" is hereby deleted.

Please retain this supplement for future reference.

  IFIGOPROSPT 9/22

Prospectus Supplement

September 1, 2022

Morgan Stanley Institutional Fund, Inc.

Supplement dated September 1, 2022 to the Morgan Stanley Institutional Fund, Inc. Prospectus dated April 29, 2022

Global Opportunity Portfolio (Class IR) (the "Fund")

Effective January 2, 2023, the Fund will recommence offering Class IR shares. Accordingly, effective January 2, 2023, the Fund's Prospectus is revised as follows:

The first paragraph of the section of the Prospectus entitled "Fund Summary—Global Opportunity Portfolio—Purchase and Sale of Fund Shares" is hereby deleted.

The first paragraph of the section of the Prospectus entitled "Shareholder Information—Share Class Arrangements" is hereby deleted.

Please retain this supplement for future reference.

  IFIGOIRCLPROSPT 9/22

Statement of Additional Information Supplement

September 1, 2022

Morgan Stanley Institutional Fund, Inc.

Supplement dated September 1, 2022 to the Morgan Stanley Institutional Fund, Inc. (the "Company") Statement of Additional Information dated April 29, 2022

Global Opportunity Portfolio (the "Fund")

Effective January 2, 2023, the Fund will recommence offering Class I, Class A, Class C and Class R6 shares. Accordingly, effective January 2, 2023, the Fund' Statement of Additional Information is revised as follows:

The second footnote following the table on the cover page of the Statement of Additional Information listing the Company's current funds is hereby deleted.

Please retain this supplement for future reference.